Related Party (Tables)	6 Months Ended
Jun. 30, 2022
Related Party Transactions [Abstract]
Notes Debt Balances And Associated Finance Cost From Related Parties	The following table provides the balances owed and associated finance costs as follows:

	June 30,	December 31,
	2022	2021
Convertible notes from related parties
Amounts owed to related parties	$-	$13,028
Interest expense	$44	$303